MML SERIES INVESTMENT FUND II

Supplement dated December 3, 2010 to the

Prospectus dated May 1, 2010

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces the information found under Portfolio Manager on page 22 for the MML High Yield Fund:

Portfolio Managers:

Jill A. Fields is a Managing Director and member of Babson Capital’s High Yield Investment Team. She has managed the Fund since its inception.

Sean M. Feeley is a Managing Director and member of Babson Capital’s High Yield Investment Team. He has managed the Fund since November 2010.

Scott D. Roth is a Managing Director and member of Babson Capital’s High Yield Investment Team. He has managed the Fund since November 2010.

Jeffrey S. Stewart is a Director and member of Babson Capital’s High Yield Investment Team. He has managed the Fund since November 2010.

The following information supplements the information found under Principal Investment Strategies on page 40 for the MML Small Cap Equity Fund:

The Fund generally will not invest more than 15% of its total assets in foreign securities.

The following information replaces the information for Jill A. Fields on page 61 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Jill A. Fields

is a Managing Director and member of Babson Capital’s High Yield Investment Team and shares principal responsibility for the day-to-day management of the MML High Yield Fund. Ms. Fields has over 24 years of industry experience and, prior to joining Babson Capital in 1997, was Director of Corporate Bond Research at The Hartford Life Insurance Group, where she was responsible for investment research, trading approval, and credit risk management.

Sean M. Feeley

is a Managing Director, Head of Babson Capital’s High Yield Research Team, and member of Babson Capital’s High Yield Investment Team and shares principal responsibility for the day-to-day management of the MML High Yield Fund. Mr. Feeley, a Chartered Financial Analyst and Certified Public Accountant, has over 21 years of industry experience, and prior to joining Babson Capital in 2003, was employed by Cigna Investment Management in project finance and Credit Suisse in its leveraged finance group.

Scott D. Roth

is a Managing Director and member of Babson Capital’s High Yield Investment Team and shares principal responsibility for the day-to-day management of the MML High Yield Fund. Mr. Roth, a Chartered Financial Analyst, has over 17 years of industry experience and, prior to joining Babson Capital in 2002, was employed by Webster Bank, was a high yield analyst at Times Square Capital Management, and was an underwriter at Chubb Insurance Company.

Jeffrey S. Stewart

is a Director and member of Babson Capital’s High Yield Investment Team and shares principal responsibility for the day-to-day management of the MML High Yield Fund. Mr. Stewart, a Chartered Financial Analyst, has over 17 years of industry experience and, prior to joining Babson Capital in 2008, was employed as a managing director at Piper Jaffray, a senior research analyst at Wachovia Securities, and an equity analyst at Interstate Johnson Lane and J.C. Bradford.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L8063-10-03

MML SERIES INVESTMENT FUND II

MML High Yield Fund

Supplement dated December 3, 2010 to the

Summary Prospectus dated May 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces the information found under Portfolio Manager:

Portfolio Managers:

Jill A. Fields is a Managing Director and member of Babson Capital’s High Yield Investment Team. She has managed the Fund since its inception.

Sean M. Feeley is a Managing Director and member of Babson Capital’s High Yield Investment Team. He has managed the Fund since November 2010.

Scott D. Roth is a Managing Director and member of Babson Capital’s High Yield Investment Team. He has managed the Fund since November 2010.

Jeffrey S. Stewart is a Director and member of Babson Capital’s High Yield Investment Team. He has managed the Fund since November 2010.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

10-01

MML SERIES INVESTMENT FUND II

MML Small Cap Equity Fund

Supplement dated December 3, 2010 to the

Summary Prospectus dated May 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information supplements the information found under Principal Investment Strategies:

The Fund generally will not invest more than 15% of its total assets in foreign securities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

10-01

MML SERIES INVESTMENT FUND II

Supplement dated December 3, 2010 to the

Statement of Additional Information dated May 1, 2010

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

The following information replaces the information for the MML High Yield Fund found on page B-123 in the section titled Appendix C – Additional Portfolio Manager Information:

The portfolio managers of MML High Yield are Jill A. Fields, Sean M. Feeley, Scott D. Roth and Jeffrey S. Stewart.

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Jill A. Fields
Registered investment companies**	4	$757,236,488	0	$0
Other pooled investment vehicles	2	$144,348,751	0	$0
Other accounts	9	$3,629,586,424	0	$0

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Sean M. Feeley
Registered investment companies**	1	$156,095,099	0	$0
Other pooled investment vehicles	1	$44,618,573	0	$0
Other accounts	7	$2,125,819,817	0	$0

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Scott D. Roth
Registered investment companies**	1	$156,095,099	0	$0
Other pooled investment vehicles	1	$44,618,573	0	$0
Other accounts	7	$2,125,819,817	0	$0

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Jeffrey S. Stewart
Registered investment companies**	1	$156,095,099	0	$0
Other pooled investment vehicles	1	$44,618,573	0	$0
Other accounts	8	$2,185,426,796	0	$0

*	The information provided is as of October 31, 2010.
**	Does not include MML High Yield.

Ownership of Securities:

As of October 31, 2010, the portfolio managers did not own any shares of MML High Yield.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI L8063-10-04